BALANCE SHEETS - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Inventories
Cash	$ 100	$ 100
Total assets	100	100
Stockholders' equity
Common Stock, $0.01 par value, 100 shares authorized; 100 shares issued and outstanding	1	1
Additional paid-in capital	99	99
Total liabilities and stockholders' equity	100	$ 100
PREDECESSOR MILLROSE BUSINESS [Member]
Inventories
Land and land under development	2,978,807,000		$ 2,914,993,000
Finished homesites	2,486,483,000		1,829,129,000
Total inventories	5,465,290,000		4,744,122,000
Total assets	5,465,290,000		4,744,122,000
Liabilities and stockholders' equity
Accounts payable and accrued expenses	282,730,000		252,554,000
Debt	24,188,000		32,607,000
Total liabilities	306,918,000		285,161,000
Commitments and contingencies (See Note 3)
Stockholders' equity
Net parent investment	5,158,372,000		4,458,961,000
Total equity	5,158,372,000		4,458,961,000
Total liabilities and stockholders' equity	$ 5,465,290,000		$ 4,744,122,000